Convertible Debts (Details) - USD ($)			12 Months Ended
	Oct. 13, 2025	Aug. 15, 2025	Dec. 31, 2025
Convertible Debts [Line Items]
Gross proceeds	$ 10,000,000
Interest expense			$ 64,932
Convertible Debts [Member]
Convertible Debts [Line Items]
Aggregate principal amount		$ 10,000,000
Convertible debt bears interest		3.00%
Matures issuance date		3 years
Conversion price per share (in Dollars per share)			$ 4.64
Effective interest rate			3.00%
Ordinary Shares [Member]
Convertible Debts [Line Items]
Convertible debt			$ 2,155,172